Impairment review - Key assumptions used in value in use calculations (Details) € in Billions	6 Months Ended
Sep. 30, 2020 EUR (€)
Change required for carrying value to equal recoverable amount
Growth rate used to extrapolate cash flow projections	5.00%
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	7.30%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	3.80%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.10%
Long-term growth rate (as a percent)	(1.10%)
Projected adjusted EBITDA (as a percent)	(3.30%)
Projected capital expenditure (as a percent)	13.50%
Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	20.00%
Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(20.70%)
Germany | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 7.1
Germany | Decrease in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(3.3)
Germany | Increase in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	19.4
Germany | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.4
Germany | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 16.8
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	10.80%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	2.50%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.20%
Long-term growth rate (as a percent)	(1.20%)
Projected adjusted EBITDA (as a percent)	(1.90%)
Projected capital expenditure (as a percent)	4.90%
Italy | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.20%
Italy | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(14.90%)
Italy | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 1.0
Italy | Decrease in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(1.5)
Italy | Increase in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	4.0
Italy | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.2
Italy | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 2.1
Spain
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	9.30%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	8.20%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.30%
Long-term growth rate (as a percent)	(0.30%)
Projected adjusted EBITDA (as a percent)	(0.70%)
Projected capital expenditure (as a percent)	1.40%
Spain | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.20%
Spain | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(18.70%)
Spain | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.2
Spain | Decrease in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(1.3)
Spain | Increase in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	2.0
Spain | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.4)
Spain | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 1.1
Ireland
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	7.70%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	0.90%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.30%
Long-term growth rate (as a percent)	(0.30%)
Projected adjusted EBITDA (as a percent)	(0.60%)
Projected capital expenditure (as a percent)	1.70%
Ireland | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	13.20%
Ireland | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(15.70%)
Ireland | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.1
Ireland | Decrease in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.4)
Ireland | Increase in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.7
Ireland | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.1)
Ireland | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.3
Romania
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	10.10%
Long-term growth rate (as a percent)	1.00%
Projected adjusted EBITDA (as a percent)	8.00%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.40%
Long-term growth rate (as a percent)	(0.60%)
Projected adjusted EBITDA (as a percent)	(1.10%)
Projected capital expenditure (as a percent)	1.50%
Romania | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	13.70%
Romania | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	(16.60%)
Romania | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.1
Romania | Decrease in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.2)
Romania | Increase in EBITDA by 5 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.3
Romania | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.2
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.50%
Long-term growth rate (as a percent)	(0.50%)
Projected adjusted EBITDA (as a percent)	(1.00%)
Projected capital expenditure (as a percent)	2.20%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.30%
Long-term growth rate (as a percent)	(1.30%)
Projected adjusted EBITDA (as a percent)	(2.80%)
Projected capital expenditure (as a percent)	6.10%
Czech Republic
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.60%
Long-term growth rate (as a percent)	(1.60%)
Projected adjusted EBITDA (as a percent)	(3.60%)
Projected capital expenditure (as a percent)	12.70%
Hungary
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.20%
Long-term growth rate (as a percent)	(1.40%)
Projected adjusted EBITDA (as a percent)	(2.50%)
Projected capital expenditure (as a percent)	6.80%